Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Member] | Hunan Hori New Materials Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.30%	17.70%
Accounts Receivable [Member] | Eternal Electronic Material (Guangzhou) Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.40%
Accounts Receivable [Member] | Eternal Electronic Suzhou Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.10%	10.80%
Accounts Receivable [Member] | Yunnan Dexin Zhiye Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	58.30%	43.30%	40.50%
Raw Materials [Member] | Hefei Lucky Technology Industry Co., LTD. Jiangyin Branch (Member)
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.30%	0.10%
Raw Materials [Member] | Petro china Co Ltd North China Chemical Sales Branch [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	30.30%	0.00%
Raw Materials [Member] | PetroChina Co Ltd East China chemical sales branch [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			28.60%
Raw Materials [Member] | Weifang Power Supply Company [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.30%	8.40%	10.30%